CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Profit or loss [abstract]
Revenue (Note 14)	$ 242,687	$ 216,931
Cost of revenue (Note 15)	47,851	41,295
Gross profit	194,836	175,636
Operating expenses
General and administrative	34,699	32,589
Sales and marketing	76,354	69,518
Research and development	50,120	43,908
Share-based compensation (Note 12)	5,998	7,330
Foreign exchange loss (gain)	1,243	(2,385)
Depreciation and amortization (Note 5, 6 and 7)	3,186	3,384
Operating expenses	171,600	154,344
Operating income	23,236	21,292
Finance income, net (Note 9)	(1,207)	(2,404)
Other income, net	(2)	(17)
Income before income taxes	24,445	23,713
Income tax (recovery) expense (Note 17)	(13,067)	(3,023)
Net income	37,512	26,736
Item that may be reclassified subsequently to income:
Exchange (gain) loss on translation of foreign operations	(1,460)	3,387
Actuarial gain (Note 10)	(388)	(58)
Other comprehensive income	(1,848)	3,329
Comprehensive income	$ 39,360	$ 23,407
Earnings per share - basic (Note 12) (in dollars per share)	$ 1.31	$ 0.88
Earnings per share - diluted (Note 12) (in dollars per share)	$ 1.28	$ 0.86
Weighted average number of common shares outstanding - basic (Note 12) (in shares)	28,694,635	30,273,036
Weighted average number of common shares outstanding - diluted (Note 12) (in shares)	29,373,031	30,989,537